Construction Backlog	12 Months Ended
Dec. 31, 2015
Construction Backlog [Abstract]
Construction Backlog
14.	Construction Backlog

The following represents the backlog of signed engineering and project management contracts in existence at December 31, 2015 and 2014:

	2015	2014
Balance - January 1	$6,200	$49,593
New contracts and change orders during the period	172,805	271,503
	179,005	321,096
Less: contract revenue earned during the period	(73,154)	(314,896)
	105,851	6,200
Contracts signed but not started	-	-
Balance - December 31	$105,851	$6,200